Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [Abstract]
Schedule of Disaggregation of Revenue

Disaggregation of revenue

	Year ended December 31,
	2022	2023	2024
	HK$	HK$	HK$	US$
Point in time:
Provision of corporate financial communications services	34,325,809	39,133,279	32,373,844	4,167,751
IPO financial printing services	3,447,012	9,988,560	4,087,416	526,207
	37,772,821	49,121,839	36,461,260	4,693,958